[On Chapman and Cutler LLP Letterhead]

February 1, 2012

Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Re:	Destra Investment Trust
(Registration Nos. 333-167073)

Ladies and Gentlemen:

On behalf of Destra Investment Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Destra High Dividend Strategy Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 8, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on February 1, 2012.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren